Other Operating Expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Other Operating Expense
Exchange rate differences	kr 1,807	kr 4,464
Net loss on disposal of equipment	67	61
Change in value of the contingent consideration at fair value	4,470
Total	kr 6,344	kr 4,525